Stockholders' equity	6 Months Ended
Jun. 30, 2026
Stockholders' Equity Note [Abstract]
Stockholders' equity
8.	Stockholders’ equity
Details of the Company’s common stock and preferred stock are discussed in Note 8 of the 2025 Consolidated Financial Statements.

Common stock and warrants:

i)	Equity Offerings
In February 2026, the Company entered into an “At The Market” sales agreement with Aegis Capital Corporation, covering the registration of common shares with an aggregate amount of up to $98,000,000. As of June 30, 2026, the Company sold 15,113 common shares, with net proceeds, after discounts and commissions and other issuance costs, of $2,343,459. The above number of shares reflects the proportionate adjustment following the RSS (Note 1).
As of June 30, 2026, 2,040 common shares were issued upon the exercise of Class E warrants for net proceeds of $114 and 760 common shares were issued upon the cashless exercise of Class E warrants. As of June 30, 2026, the exercise price of the Class E warrants was $0.056 per share and the number of common shares that can potentially be issued was 1 common share. The above exercise price and number of shares issuable upon exercise of Class E warrants reflect the proportionate adjustment following the RSS (Note 1).
As of June 30, 2026, the exercise price of the Class D warrants was $83.66 per share, subject to adjustment to the exercise price based on the lowest daily VWAP during a five-day
adjustment period after each
six-month
anniversary from December 12, 2025, the original issuance date of the Class D warrants. The number of shares issuable upon exercise of the outstanding Class D warrants was 4,672. The above exercise price and number of shares issuable upon exercise of Class D warrants reflect the proportionate adjustment following the RSS (Note 1).
As of June 30, 2026, the exercise price of the outstanding Class B1, Class B2, Class C1 and Class C2 warrants was $3.0032, based on the lowest daily VWAP for the Company’s common stock during the adjustment period commencing five consecutive trading days immediately preceding and the five consecutive trading days following the reverse stock split effective on April 27, 2026 (Note 1) and the number of shares issuable upon exercise of the warrants, is presented below, pursuant to the terms of the warrants, such that the aggregate exercise price of such warrants as of their original issuance date will remain unchanged. Following the reverse stock split effective on August 19, 2026 (Note 1), the exercise price of Class B1, Class B2, Class C1 and Class C2 warrants was decreased to $2.4444, based on the lowest daily VWAP for the Company’s common stock during the adjustment period commencing five consecutive trading days immediately preceding and the five consecutive trading days following the reverse stock split effective on August 19, 2026 (Note 1) and the number of shares issuable upon exercise of the warrants were adjusted, as presented below, pursuant to the terms of the warrants, such that the aggregate exercise price of such warrants as of their original issuance date will remain unchanged. During the six-month
period ended June 30, 2026, 4,290 common shares were issued upon the exercise of Class B2 warrants with fair value $86,447 for net proceeds of $666,975 and 14,131 common shares were issued upon the exercise of Class C2 warrants with fair value $625,719 for net proceeds of $2,897,873.

Warrant	Shares to be issued upon exercise of remaining warrants based on the exercise price of $3.0032 as of June 30, 2026	Shares to be issued upon exercise of remaining warrants that exist as of June 30, 2026 based on the exercise price $2.4444 as of September 29, 2026
Class B1	53,142	65,291
Class B2	2,122,317	2,607,488
Class C1	12,801	15,728
Class C2	1,473,970	1,810,926
Total	3,662,230	4,499,433

As of June 30, 2026, the
Company re-valued
the outstanding warrants classified as liabilities. For the
six-month
period ended June 30, 2026, the Company recognized a loss of $2,030,240 (June 30, 2025: gain of $508,232) resulting from the change in the fair value of the liability for the unexercised warrants.
The value of the outstanding warrants as of June 30, 2026, was $1,347,235 (December 31, 2025: $29,161) and were presented under ‘Warrant liability” in the accompanying unaudited interim condensed balance sheets. The Company values its warrants classified as liabilities using Level 3 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements, as they are derived by using significant unobservable inputs such as historical volatility. The Company uses the Black & Scholes model for the valuation of the warrants at each settlement and at each measurement date, under the following assumptions (a) expected volatility (b) risk free rate (c) market value of common stock of, which was the current market price as of the date of each fair value measurement.

For the valuation as of June 30, 2026, the Company used a volatility of 56.21%, a risk-free rate of 4.23% and a market value of common stock of $1.66.
The following table presents the changes in the warrant liability during the period:

Balance as of December 31, 2025	29,161
Change in fair value of warrants	2,030,240
Exercise of warrants	(712,166)
Balance as of June 30, 2026	1,347,235
Preferred shares:
As of June 30, 2026, the conversion price of Series A Preferred shares was $3.0032, as adjusted, after the RSS effective on April 27, 2026 (Note 1). Pursuant to ASC 260, Earnings per Share, the Company recorded a deemed dividend for the down round adjustment of $5,118,000 which reduced income available to common shareholders in the Company’s earnings per share calculation (Note 9).
Aggregate dividends of $0.4 million were paid on the Company’s Series A Preferred Shares during the six-month
period ended June 30, 2026.